CONDENSED BALANCE SHEETS - CIK 0001836935 Centricus Acquisition Corp.	Mar. 31, 2021 USD ($)
Current assets
Cash	$ 1,159,689
Prepaid expenses and other current assets	806,550
Total Current Assets	1,966,239
Marketable securities held in Trust Account	345,004,632
TOTAL ASSETS	346,970,871
Current liabilities
Accrued expenses	844,864
Accrued offering costs	17,653
Promissory note - related party	132,990
Total Current Liabilities	995,507
Warrant Liability	10,275,250
Deferred underwriting fee payable	12,075,000
TOTAL LIABILITIES	23,345,757
Class A ordinary shares subject to possible redemption 30,042,349 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively	318,625,110
Shareholders' Equity
Accumulated deficit	4,998,877
Total Shareholders' Equity	5,000,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	346,970,871
Class A Common Stock
Shareholders' Equity
Common stock	264
Total Shareholders' Equity	264
Class B Common Stock
Shareholders' Equity
Common stock	863
Total Shareholders' Equity	$ 863